Investments in associates and joint arrangements - Vodacom and Safaicom (Details) - EUR (€) € in Millions, shares in Millions					12 Months Ended
	Sep. 06, 2017	Sep. 05, 2017	Aug. 07, 2017	Aug. 06, 2017	Mar. 31, 2018
Safaricom Limited
Disclosure of associates [line items]
Proportion of placing shares in ordinary shares			5.00%
Vodacom Group Limited
Disclosure of associates [line items]
Ownership interest (as a percent)					64.52%
Proportion of placing shares in ordinary shares		5.20%
Vodacom Group Limited | Vodafone
Disclosure of associates [line items]
Number of shares issued			233.5
Vodafone International Holdings B.V.
Disclosure of associates [line items]
Ownership interest (as a percent)			69.70%	65.00%	100.00%
Proportion of placing shares in ordinary shares	64.50%
Number of shares sold under Placing	90.0	90.0
Proceeds from issue of ordinary shares	€ 955